Related-Party Transactions (Tables)	9 Months Ended
Sep. 30, 2014
Summary of Deposits and Withdrawals Made by Related Parties

The following table summarizes deposits and withdrawals made by related parties whose transactions totaled $120,000 or more for the year ended March 31, 2012, the nine months ended December 31, 2012, the year ended December 31, 2013 and for the nine months ended September 30, 2014.

	Role	Year Ended March 31, 2012
Related Party		Deposits	Withdrawals
Daniel Ciporin	Director	$209,500	$158,113
John J. Mack	Director	1,700,000	199,265

Total		$1,909,500	$357,378

	Role	Nine Months Ended December 31, 2012
Related Party		Deposits	Withdrawals
Daniel Ciporin	Director	$500,000	$129,698
Jeffrey Crowe	Director	150,000	—
John J. Mack	Director	529,540	451,617

Total		$1,179,540	$581,315

	Role	Year Ended December 31, 2013
Related Party		Deposits	Withdrawals
Daniel Ciporin	Director	$600,000	$128,288
Jeffrey Crowe	Director	800,000	444,227
John J. Mack	Director	405,118	617,779
Larry Summers	Director	530,898	—

Total		$2,336,016	$1,190,294

	Role	Nine Months Ended September 30, 2014
Related Party		Deposits	Withdrawals
		(unaudited)
Daniel Ciporin	Director	$500,000	$62,855
John J. Mack	Director	950,000	69,317
Larry Summers	Director	200,000	—

Total		$1,650,000	$132,172